Information by Geographic Area	12 Months Ended
Dec. 31, 2018
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Information by Geographic Area

NOTE 5—INFORMATION BY GEOGRAPHIC AREA

Property, plant and equipment are reported based on the physical location of the assets:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
United States	740	681
France	613	586
Germany	181	156
Czech Republic	84	65
Other	48	29

Total	1,666	1,517